Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2021
Geographic and Significant Customer Information [Abstract]
Schedule of sets forth reporting revenue information
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
Israel	108	7	65
Japan	1,380	2,097	512
United States	471	276	231
China	-	-	220
Thailand	964	528	211
Other[2]	1,215	960	388
	4,138	3,868	1,627

2	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.

Schedule of sets forth reporting property and equipment information
	As of December 31,	As of December 31,
	2021	2020
Israel	622	305
United States	91	2
	713	307

Schedule of customer concentrations as a percentage of revenue
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
Customer A	30%	47%	21%
Customer B	*	14%	-
Customer C	23%	-	-
Customer D	11%	*	14%

*	Lower	than 10%